Related party transactions	12 Months Ended
Oct. 31, 2024
Disclosure of transactions between related parties [abstract]
Related party transactions
26. Related party transactions
As at October 31, 2024, the Company had the following transactions with related parties as defined in IAS 24 – Related Party Disclosures, except those pertaining to transactions with key management personnel in the ordinary course of their employment and/or directorship arrangements and transactions with the Company’s shareholders in the form of various financing.
(a) Operational transactions
An office and warehouse unit has been developed by Grover Properties Inc., a company that is related through a common controlling shareholder and the President & CEO of the Company. The office and warehouse space were leased to High Tide to accommodate the Company’s operational expansion. The lease was established by an independent real estate valuations services company at prevailing market rates and has annual lease payments totaling $386 per annum. The primary lease term is 5 years that ended on December 31, 2023. The Company has exercised the option to extend the lease for five years with one additional 5-year term extensions exercisable remaining at the option of the Company.
(b) Financing transactions
On August 15, 2022, the Company entered into a $19,000 demand term loan with Connect First credit union (the "Credit Facility") with Tranche 1 - $12,100 available in a single advance, and Tranche 2 - $6,900 available in multiple draws subject to pre-disbursement conditions set. To facilitate the credit facility, the president and CEO of the Company provided limited Recourse Guarantee against $5,000 worth of High Tide Inc. shares held by the CEO, and affiliates, to be pledged in favor of the Credit Union until the earlier of:
(i)    12 months following initial funding, provided all covenants of High Tide Inc. are in good standing; and
(ii)    The CEO no longer being an officer of High Tide Inc.
The parties agree that this personal guarantee will only be available after all collection efforts against High Tide Inc. have been exhausted, including the sale of High Tide Inc.
(c) Key management personnel
Key management personnel is comprised of Company’s Executive Team and Board of Directors. Key management compensation for the years ended October 31 as follows:

	2024	2023
	$	$
Short-term compensation	2,688	2,671
Termination benefits	310	225
Share-based compensation	2,070	2,452
Total	5,068	5,348